Income taxes - Schedule of Reconciliation Between Actual Income Taxes and The Theoretical Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Profit before taxes	€ 140,042	€ 130,608	€ 169,094
Theoretical income tax expense - tax rate 24%	(33,610)	(31,346)	(40,583)
Non-taxable income	4,730	4,302	11,454
Differences between foreign tax rates and the theoretical applicable tax rate	1,073	133	5,847
Tax (expense)/benefit relating to prior years	(113)	142	2,997
Deferred tax assets recognized from previous years	9,985	14,516	7,425
Deferred tax assets not recognized	(4,850)	(8,437)	(4,107)
Tax on dividends and earnings	757	(4,655)	(5,613)
Other tax items	(5,659)	(12,476)	(6,363)
Total tax expense, excluding IRAP	€ (27,687)	€ (37,821)	€ (28,943)
Effective tax rate, excluding IRAP	19.80%	29.00%	17.10%
Italian regional income tax expense (IRAP)	€ (2,868)	€ (1,926)	€ (4,490)
Income taxes	€ (30,555)	€ (39,747)	€ (33,433)
Effective tax rate	21.80%	30.40%	19.80%